Offerings	Jun. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.30% Senior Notes due 2028
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,345,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,450.00
Offering Note	The registration fee table shall be deemed to update the "Calculation of Registration Fee" table in the Company's Registration Statement on Form S-3ASR (File No. 333-283172-01) in accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.60% Senior Notes due 2031
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 748,620,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,614.00
Offering Note	The registration fee table shall be deemed to update the "Calculation of Registration Fee" table in the Company's Registration Statement on Form S-3ASR (File No. 333-283172-01) in accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.20% Senior Notes due 2036
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 747,487,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,441.00
Offering Note	The registration fee table shall be deemed to update the "Calculation of Registration Fee" table in the Company's Registration Statement on Form S-3ASR (File No. 333-283172-01) in accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended.